Segment Information, Information about Company's Reportable Segments (Details)		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2024 Segment	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 15, 2024 Segment	Dec. 31, 2024 USD ($)
Segment Information [Abstract]
Number of reportable segments | Segment	3			2
Segment Information [Abstract]
Vessel revenues		$ 21,482,267	$ 36,669,776
Revenue from services		16,803,545	0
Total revenues		38,285,812	36,669,776
Voyage expenses (including charges from related party)		(1,776,817)	(2,012,774)
Vessel operating expenses		(10,244,724)	(14,657,651)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)		(10,504,581)	0
Management fees to related parties		(2,288,643)	(2,486,692)
Depreciation and amortization		(6,653,155)	(7,387,855)
Provision for doubtful accounts		(15,459)	0
Net gain / (loss) on sale of vessels		(2,001,646)	19,307,595
Loss on vessels held for sale		(5,554,777)	0
Gain from a claim		0	1,411,356
Net gain on disposal of assets		410,099	0
Net gain from equity method investments		441,493	0		$ 0
Net loss from equity method investments measured at fair value		(25,430,461)	0
Operating income / (loss)		(34,264,782)	27,456,684
Interest and finance costs		(3,194,121)	(4,004,694)
Interest income		1,009,447	3,326,854
Foreign exchange losses		(1,139,598)	(85,658)
Less: Unallocated corporate general and administrative expenses		(9,547,735)	(3,387,071)
Corporate: Net gain from equity method investments measured at fair value		441,493	0		$ 0
Dividend income on equity securities		2,196,716	2,853,165
Dividend income from equity method investments measured at fair value (related party)		10,610,587	0
Gains on equity securities		5,457,774	15,025,838
Other net		2,213,634	0
Net income / (loss), before taxes		(16,406,454)	45,279,966
Related Party [Member]
Segment Information [Abstract]
Revenue from services		5,279,022	0
Voyage expenses (including charges from related party)		(746,633)	(463,672)
Interest and finance costs		(2,265,828)	0
Less: Unallocated corporate general and administrative expenses		(1,648,570)	(1,599,000)
Operating Segment [Member]
Segment Information [Abstract]
Operating income / (loss)		(25,332,859)	30,843,755
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Vessel revenues		15,312,143	30,244,797
Revenue from services		0	0
Total revenues		15,312,143	30,244,797
Voyage expenses (including charges from related party)		(1,341,234)	(1,701,922)
Vessel operating expenses		(8,387,369)	(12,379,672)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)		0	0
Management fees to related parties		(1,953,033)	(2,127,788)
Depreciation and amortization		(4,778,984)	(4,630,403)
Provision for doubtful accounts		0	0
Net gain / (loss) on sale of vessels		(2,082,412)	19,307,595
Loss on vessels held for sale		(5,554,777)	0
Gain from a claim		0	1,411,356
Net gain on disposal of assets		0	0
Net gain from equity method investments		0	0
Net loss from equity method investments measured at fair value		0	0
Operating income / (loss)		(8,785,666)	30,123,963
Corporate: Net gain from equity method investments measured at fair value		0	0
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Vessel revenues		6,170,124	6,424,979
Revenue from services		0	0
Total revenues		6,170,124	6,424,979
Voyage expenses (including charges from related party)		(435,583)	(310,852)
Vessel operating expenses		(1,857,355)	(2,277,979)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)		0	0
Management fees to related parties		(335,610)	(358,904)
Depreciation and amortization		(724,256)	(2,757,452)
Provision for doubtful accounts		0	0
Net gain / (loss) on sale of vessels		80,766	0
Loss on vessels held for sale		0	0
Gain from a claim		0	0
Net gain on disposal of assets		0	0
Net gain from equity method investments		0	0
Net loss from equity method investments measured at fair value		0	0
Operating income / (loss)		2,898,086	719,792
Corporate: Net gain from equity method investments measured at fair value		0	0
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Vessel revenues		0
Revenue from services		16,803,545
Total revenues		16,803,545
Voyage expenses (including charges from related party)		0
Vessel operating expenses		0
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)		(10,504,581)
Management fees to related parties		0
Depreciation and amortization		(1,149,915)
Provision for doubtful accounts		(15,459)
Net gain / (loss) on sale of vessels		0
Loss on vessels held for sale		0
Gain from a claim		0
Net gain on disposal of assets		410,099
Net gain from equity method investments		441,493
Net loss from equity method investments measured at fair value		(25,430,461)
Operating income / (loss)		(19,445,279)
Corporate: Net gain from equity method investments measured at fair value		441,493
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs		(431,125)	(3,580,372)
Interest income		587,209	1,950,245
Foreign exchange losses		(1,301,795)	(10,599)
Gains on equity securities		5,457,774	15,025,838
Segment Reconciling Items [Member] | Nonrelated Party [Member]
Segment Information [Abstract]
Dividend income on equity securities		2,196,716	2,853,165
Segment Reconciling Items [Member] | Related Party [Member]
Segment Information [Abstract]
Dividend income on equity securities		703,889	707,777
Corporate [Member]
Segment Information [Abstract]
Net gain from equity method investments		615,812
Interest and finance costs		(2,762,996)	(424,322)
Interest income		422,238	1,376,609
Foreign exchange losses		162,197	(75,059)
Less: Unallocated corporate general and administrative expenses		(9,547,735)	$ (3,387,071)
Corporate: Net gain from equity method investments measured at fair value		$ 615,812